UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:      Sun Valley Gold LLC

Address:   620 Sun Valley Road
           P.O. Box 2759
           Sun Valley, Idaho  83353


13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


  /s/ Peter F. Palmedo           Sun Valley, Idaho           November 14, 2011
--------------------------     ----------------------       --------------------
       [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:         $1,316,806
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE








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
                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
--------------                --------------    ---------  --------  --------------------  ---------- -------- ---------------------
                                                            VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS     SOLE    SHARED NONE
--------------                --------------    ---------  --------  ---------  ---  ----  ---------- -------- --------- ------ ----
AGNICO EAGLE MINES LTD        COM               008474108   42,715     717,661  SH            SOLE      NONE     717,661
AURICO GOLD INC               COM               05155C105   16,759   1,782,885  SH            SOLE      NONE   1,782,885
AURIZON MINES LTD             COM               05155P106    8,658   1,696,825  SH            SOLE      NONE   1,696,825
BARRICK GOLD CORP             COM               067901108   65,854   1,411,659  SH            SOLE      NONE   1,411,659
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104      653      17,313  SH            SOLE      NONE      17,313
COEUR D ALENE MINES CORP IDA  COM NEW           192108504   11,948     557,271  SH            SOLE      NONE     557,271
COMSTOCK MNG INC              COM               205750102      265     132,553  SH            SOLE      NONE     132,553
ELDORADO GOLD CORP NEW        COM               284902103   16,221     943,100       CALL     SOLE      NONE     943,100
ELDORADO GOLD CORP NEW        COM               284902103    6,411     372,405  SH            SOLE      NONE     372,405
EXETER RES CORP               COM               301835104    7,559   2,064,017  SH            SOLE      NONE   2,064,017
GOLDCORP INC NEW              COM               380956409    3,648      79,930  SH            SOLE      NONE      79,930
GOLDEN MINERALS CO            COM               381119106    1,205     162,000  SH            SOLE      NONE     162,000
HECLA MNG CO                  COM               422704106      536     100,000  SH            SOLE      NONE     100,000
IAMGOLD CORP                  COM               450913108    3,457     174,000  SH            SOLE      NONE     174,000
JAGUAR MNG INC                COM               47009M103   20,054   4,291,096  SH            SOLE      NONE   4,291,096
KIMBER RES INC                COM               49435N101    3,301   2,490,199  SH            SOLE      NONE   2,490,199
KINROSS GOLD CORP             COM NO PAR        496902404   30,990   2,096,752  SH            SOLE      NONE   2,096,752
KOBEX MINERALS INC            COM               49989c105      155     238,285  SH            SOLE      NONE     238,285
MAG SILVER CORP               COM               55903q104    7,713     986,206  SH            SOLE      NONE     986,206
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  193,165   3,500,000       CALL     SOLE      NONE   3,500,000
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100    4,523      81,952  SH            SOLE      NONE      81,952
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060u589   14,738     523,557  SH            SOLE      NONE     523,557
MIDWAY GOLD CORP              COM               598153104      884     445,429  SH            SOLE      NONE     445,429
MINEFINDERS LTD               COM               602900102   11,298     818,646  SH            SOLE      NONE     818,646
NEW GOLD INC CDA              COM               644535106    5,266     511,800  SH            SOLE      NONE     511,800
NEWMONT MINING CORP           COM               651639106    8,236     130,833  SH            SOLE      NONE     130,833
PAN AMERICAN SILVER CORP      COM               697900108    3,898     145,600  SH            SOLE      NONE     145,600
PRIMERO MNG CORP              COM               74164W106    7,574   2,806,200  SH            SOLE      NONE   2,806,200
RANDGOLD RES LTD              ADR               752344309   35,817     370,321  SH            SOLE      NONE     370,321
ROYAL GOLD INC                COM               780287108      122       1,900  SH            SOLE      NONE       1,900
SPDR GOLD TRUST               GOLD SHS          78463V107  632,240   4,000,000       CALL     SOLE      NONE   4,000,000
SPDR GOLD TRUST               GOLD SHS          78463V107   80,539     509,550  SH            SOLE      NONE     509,550
STILLWATER MNG CO             COM               86074q102   42,902   5,047,268  SH            SOLE      NONE   5,047,268
VISTA GOLD CORP               COM NEW           927926303   27,501   8,233,913  SH            SOLE      NONE   8,233,913








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